Shareholder Fees - Segall Bryant & Hamill Emerging Markets Fund	Jun. 30, 2026 USD ($)
Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 12.00
Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other